Vessels and Equipment - Impairment Expense, Net (Details) - USD ($) $ in Thousands	3 Months Ended							12 Months Ended
	Dec. 31, 2020	Sep. 30, 2020	Jun. 30, 2020	Mar. 31, 2020	Dec. 31, 2019	Sep. 30, 2019	Jun. 30, 2019	Dec. 31, 2020	Dec. 31, 2019
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Impairment expense, net								$ 268,612	$ 187,680
FSO
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Impairment expense, net								53,800
FPSO
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Impairment expense, net								156,700	136,600
Shuttle Tanker
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Impairment expense, net								35,300	15,300
Towage
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Impairment expense, net								$ 22,900
UMS
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Impairment expense, net									$ 35,700
Randgrid | Level 3 | FSO
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Impairment expense, net	$ 45,444
Petrojarl Varg | Level 2 | FPSO
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Impairment expense, net	30,506
Petrojarl Varg | Level 3 | FPSO | Discounted cash flow valuation
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Impairment expense, net				$ 27,202			$ 33,991
Navion Oslo | Level 2 | Shuttle Tanker
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Impairment expense, net	$ 7,665
Apollo Spirit | Level 2 | FSO | Fair value less cost to sell
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Impairment expense, net		$ 1,620
Navion Anglia | Level 2 | Shuttle Tanker | Fair value less cost to sell
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Impairment expense, net		$ 3,100
Dampier Spirit | Level 2 | FSO | Fair value less cost to sell
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Impairment expense, net			$ 6,685
Navion Bergen | Level 2 | Shuttle Tanker | Fair value less cost to sell
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Impairment expense, net			$ 1,715	2,400
ALP Forward | Level 3 | Towage | Discounted cash flow valuation
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Impairment expense, net				8,361
ALP Winger | Level 3 | Towage | Discounted cash flow valuation
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Impairment expense, net				12,479
ALP Ippon | Level 3 | Towage | Discounted cash flow valuation
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Impairment expense, net				1,360
ALP Ace | Level 3 | Towage | Discounted cash flow valuation
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Impairment expense, net				731
Petrojarl I | Level 3 | FPSO | Discounted cash flow valuation
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Impairment expense, net				42,367
Petrojarl Knarr | Level 3 | FPSO | Discounted cash flow valuation
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Impairment expense, net				56,599
Navion Stavanger | Level 3 | Shuttle Tanker | Discounted cash flow valuation
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Impairment expense, net				3,606
Navion Gothenburg | Level 3 | Shuttle Tanker | Discounted cash flow valuation
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Impairment expense, net				$ 16,772			12,304
Arendal Spirit | Level 3 | UMS | Discounted cash flow valuation
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Impairment expense, net					$ 24,220		11,487
Voyageur Spirit | Level 3 | FPSO | Discounted cash flow valuation
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Impairment expense, net					97,752
Petrojarl Cidade de Rio das Ostras | Level 2 | FPSO | Fair value less cost to sell
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Impairment expense, net					$ 4,382		506
Stena Sirita | Level 2 | Shuttle Tanker | Fair value less cost to sell
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Impairment expense, net						$ 1,506
Navion Hispania | Level 2 | Shuttle Tanker | Fair value less cost to sell
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Impairment expense, net							$ 1,532